SIMPSON THACHER & BARTLETT LLP

A LIMITED LIABILITY PARTNERSHIP

CITYPOINT

ONE ROPEMAKER STREET

LONDON, EC2Y 9HU

+44 (0)20 7275 6500

FACSIMILE +44 (0)20 7275 6502

July 27, 2010

VIA EDGAR AND FEDERAL EXPRESS

Ms. Mary Beth Breslin

Division of Corporation Finance

Securities and Exchange Commission

100 F Street NE, Mail Stop 3030

Washington, D.C. 20549

U.S.A.

RE:	NXP Semiconductors N.V. Amendment No. 5 to Registration Statement on Form F-1 (File No. 333-166128), Filed on July 22, 2010

Ladies and Gentlemen:

On behalf of NXP Semiconductors N.V. (the “Company”), we hereby submit for your review Amendment No. 6 (“Amendment No. 6”) to the above-referenced registration statement (the “Registration Statement”) of the Company, originally filed with the Securities and Exchange Commission (the “Commission”) on April 16, 2010, pursuant to the Securities Act of 1933, as amended. An electronic version of Amendment No. 6 has been concurrently filed with the Commission through the Commission’s electronic data gathering, analysis and retrieval (“EDGAR”) system. We have enclosed four copies of Amendment No. 6.

Please note that Amendment No. 6 is being filed solely for the purpose of filing Exhibit 5.1 to the above-referenced Registration Statement. In doing so, we are providing the following responses to comments 4 to and including 10 contained in the comment letter of the staff of the Commission (the “Staff”) to the Company, dated July 20, 2010, relating to the Registration Statement. For convenience of reference, the text of the comments in the Staff’s comment letter has been reproduced in bold herein and numbered according to the corresponding numbers allotted in the comment letter. The responses and information described below are based upon the responses provided to us by De Brauw Blackstone Westbroek N.V., Dutch counsel to the Company (“De Brauw”). For the Staff’s convenience, we have also attached hereto as Exhibit A a copy of the revised form opinion marked to show changes from the form opinion filed as Exhibit 5.1 to Amendment No. 4 to the Registration Statement on Form F-1 on July 16, 2010.

Exhibit 5.1

4.	We note your response to prior comment 4 and the draft legal opinion filed with this amendment. Please also confirm that the dates omitted from the definitions on page 5 of the opinion will be the effective date of the registration statement.

We note the Staff’s comments and respectfully inform the Staff that all definitions included on page 5 of the revised form opinion will be dated on or prior to the effective date of the registration statement. However, with respect to the written resolutions of the Company’s pricing committee and the deeds of issue, only a form of such resolutions or deeds will be available prior to the time the opinion will be filed with the Commission. Accordingly, the form opinion will refer to the form of such resolutions or deeds available on the effective date of the registration statement.

5.	The revised opinion continues to contain inappropriate assumptions as to conclusions of law that underlie the ultimate opinion. For instance, we refer you to the second sentence of paragraph 2, the last sentence of paragraph 3.6, and paragraphs 4.2, 4.3(a) and (c), 6.1, and 6.2. When providing a revised opinion to remove assumptions regarding legal conclusions, your counsel might evaluate whether legal matters in the assumptions are relevant to the issues required to be addressed by

Regulation S-K Item 601(b)(5), and, if they are relevant, counsel should be aware of Rule 436(f) under the Securities Act.

Please find the following responses of De Brauw with respect to the Staff’s comments on the second sentence of paragraph 2, the last sentence of paragraph 3.6, and paragraphs 4.2, 4.3(a) and (c), 6.1, and 6.2:

•	Paragraph 2, second sentence: Based on our further discussions, we understand this assumption is acceptable.

•	Para. 3.6, last sentence: In response to the Staff’s comments, this assumption has been deleted.

•

Paragraph 4.2(a): In response to the Staff’s comments, the form opinion has been revised to reflect the fact that De Brauw will with respect to this assumption rely on the documents referred to in paragraph 3 of the revised form opinion instead.

•

Paragraph 4.2(b): In response to the Staff’s comments, the form opinion has been revised to reflect the fact that De Brauw will rely on a board of directors certificate with respect to this assumption instead.

•

Paragraph 4.3(a): In response to the Staff’s comments, the form opinion has been revised to reflect the fact the De Brauw will with respect to this assumption rely on the documents referred to in paragraph 3 of the revised form opinion instead.

•

Paragraph 4.3(c): In response to the Staff’s comments, this assumption has been deleted and the form opinion has been revised to clarify that a physical payment will need to be made in accordance with the relevant deed of issue.

•

Paragraph 6.1 and 6.2: In response to the Staff’s comments, the form opinion has been revised to reflect the fact that De Brauw will with respect to this assumption rely on the documents referred to in paragraph 3 of the revised form opinion instead.

6.	With respect to the limitation in paragraph 5 regarding matters not disclosed to you, please note that the opinion you file to satisfy your obligations under Regulation S-K Item 601(b)(5) must be based on all relevant facts and law and should not be conditioned on information not disclosed in an investigation.

In response to the Staff’s comment, the form opinion has been revised to clarify that “matters not disclosed to me” only relates to elements that might have been withheld from De Brauw in its investigation or that lie beyond the limits of the investigation that De Brauw must perform. Please also refer to the amended wording in the penultimate sub-paragraph of paragraph 3 of the revised form opinion.

7.	It is unclear why the limitation in paragraph 6.3 is necessary and appropriate. Please advise or file an opinion of counsel that does not contain this limitation.

In response to the Staff’s comments, the form opinion has been revised accordingly.

8.	We note your response to prior comment 6; however, the opinion still appears to contain assumptions as to material facts underlying the opinion or facts that are readily ascertainable. For instance, we refer you to paragraph 6.2. With respect to your response regarding the assumption in paragraph 4.1(c), it remains unclear why these conditions are necessary and appropriate.

In response to the Staff’s comments, the form opinion has been revised to reflect the fact that De Brauw will with respect to these qualifications rely on the documents referred to in paragraph 3 of the revised form opinion instead.

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9.	We note your response to prior comment 7; however, to satisfy your obligation under Regulation S-K Item 601(b)(5), you must file an opinion that addresses the concepts in that item such as whether the shares will be non-assessable. As noted in our prior comment, the concept of non-assessability for purposes of Item 601(b)(5) is not limited to whether shareholders may be required to make additional payments to the issuer. Therefore, we reissue our comment.

In response to the Staff’s comments, the form opinion has been revised accordingly. Based on our further discussions, we have broadened the description of the concept of “non-assessable” to every person and specified that the opinion is without prejudice to claims based on tort.

10.	We note the revisions made in response to prior comment 9. Please provide us your analysis as to whether paragraph 7.2 attempts to suggest to investors a legal conclusion contrary to Section 14 of the Securities Act.

In response to the Staff’s comments, the reference to an exclusive choice of forum has been deleted from the form opinion and additional language has been added to the form opinion to clarify that paragraph 6.2 of the revised form opinion may not operate in a manner that is contrary to the Securities Act.

*    *    *    *    *

Should you have any questions regarding this filing or wish to discuss the above responses, please do not hesitate to contact Nicholas J. Shaw at +44-(0)20-7275-6558, Gil J. Strauss at +44-(0)20-7275-6516 or Wim De Vlieger at +44-(0)20-7275-6154 of Simpson Thacher & Bartlett LLP.

Very truly yours,

/s/ Nicholas J. Shaw

Nicholas J. Shaw

Enclosures

Cc:	Gabriel Eckstein

Kevin Kuhar

Jay Webb

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Exhibit A

Advocaten Notarissen Belastingadviseurs

NXP Semiconductors N.V. High Tech Campus 60 5656 AG EINDHOVEN The Netherlands	Claude Debussylaan 80 P.O. Box 75084 1070 AB Amsterdam T +31 20 577 1771 F +31 20 577 1775

~~Date 2010~~		J.J.J. Schutte Advocaat
Our ref.	M~~8874927~~8874920/1/20465599/lb

DRAFT 27 JULY 2010, OF OPINION TO BE RENDERED ON OR ABOUT THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT; SUBJECT TO REVIEW OF DOCUMENTS

Dear Madam / Sir:

NXP Semiconductors N.V. (the “Issuer”)

SEC Registration of common shares

1	Introduction

I act as Dutch legal adviser (advocaat) to the Issuer in connection with the Registration.

Certain terms used in this opinion are defined in ~~the~~ Annex A (Definitions).

2	Dutch Law

This opinion is limited to Dutch law in effect on the date of this opinion. It (including all terms used in it) is to be construed in accordance with Dutch law.

3	Scope of Inquiry

For the purpose of this opinion, I have examined, and relied upon the accuracy of the factual statements and compliance with the undertakings included in, the following documents:

~~3.1~~	~~A copy of:~~

~~(a)~~	~~the Underwriting Agreement; and~~

3.1	~~(b)~~ A copy of the Registration Statement.

3.2	A copy of:

(a)	the Issuer’s deed of incorporation and its articles of association, as provided to me by the Chamber of Commerce;

De Brauw Blackstone Westbroek N.V., Amsterdam, is registered with the trade register in the Netherlands under no. 27171912.

All services and other work are carried out under an agreement of instruction ("overeenkomst van opdracht") with De Brauw Blackstone Westbroek N.V. The agreement is subject to the General Conditions, which have been filed with the register of the District Court in Amsterdam and contain a limitation of liability. Client account notaries ING Bank no. 69.32.13.876.

(b)	the Trade Register Extract; and

(c)	the ~~Deed of Issue~~Shareholders Register.

3.3	A copy of:

(a)	each Corporate Resolution~~.~~; and

(b)	the Board Certificate.

3.4	~~Such other documents as I have deemed necessary for the purpose of this opinion.~~The form of:

(a)	each Pricing Committee Resolution; and

(b)	each Deed of Issue.

In addition, I have ~~obtained the following confirmations on the date~~examined such documents, and performed such other investigations, as I considered necessary for purpose of this opinion~~:~~

~~3.5~~	~~Confirmation by telephone from the Chamber of Commerce that the Trade Register Extract is up to date~~.

~~3.6~~

~~(a)~~	~~Confirmation by telephone from the court registry of the District Court of the place where the Issuer has its corporate seat, derived from that Court’s Insolvency Register; and~~

~~(b)~~	~~Confirmation through www.rechtspraak.nl, derived from the segment for EU registrations of the Central Insolvency Register;~~

~~in each case that the Issuer is not registered as being subject to Insolvency Proceedings.~~ My examination has been limited to the text of the documents ~~and I have not investigated the meaning and effect of any document governed by a law other than Dutch law under that other law~~.

4	Assumptions

For the purpose of this opinion, I have made the following assumptions:

4.1

(a)	Each copy document conforms to the original and each original is genuine and complete.

(b)	Each signature is the genuine signature of the individual concerned.

~~(c)~~	~~The confirmations referred to in paragraphs 3.5 and 3.6 of this opinion are true.~~

~~(d)~~	~~The Deed of Issue will have been entered into in the form referred to in the Annex to this opinion.~~

~~4.2~~	~~Each Corporate Resolution:~~

~~(a)~~	~~has been validly passed and remains in full force and effect without modification; and~~

~~(b)~~	~~complies with the requirements of reasonableness and fairness (redelijkheid en billijkheid).~~

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~~4.3~~

~~(a)~~	~~At the time of the issue of the Shares, the Issuer’s authorised capital will be sufficient to allow for the issue.~~

4.2	~~(b)~~ The Shares will have been validly accepted by the subscribers for them.

~~(c)~~	~~The Shares will have been paid in accordance with the Underwriting Agreement.~~

5	Opinion

Based on the documents and ~~confirmations~~my investigations referred to and the assumptions made in paragraphs 3 and 4 and subject to ~~the qualifications in paragraph 6 and to~~ any matters not disclosed to me~~,~~ in the course of my investigation referred to in paragraph 3, I am of the following opinion:

5.1	When issued~~, the Shares~~ pursuant to a validly signed Deed of Issue and upon payment in accordance with that Deed of Issue, each Share will have been validly issued ~~in accordance with Dutch law,~~and will be fully paid and nonassessable.[1]

~~6~~	~~Qualifications~~

~~This opinion is subject to the following qualifications:~~

~~6.1~~	~~This opinion is subject to any limitations arising from bankruptcy, suspension of payments, emergency measures, (other) Insolvency Proceedings or other laws relating to or affecting the rights of creditors.~~

~~6.2~~

~~(a)~~	~~An extract from the Trade Register does not provide conclusive evidence that the facts set out in it are correct. However, under the 2007 Trade Register Act (Handelsregisterwet 2007), subject to limited exceptions, a legal entity or partnership cannot invoke the incorrectness or incompleteness of its Trade Register registration against third parties who were unaware of the incorrectness or incompleteness.~~

~~(b)~~	~~A confirmation derived from an Insolvency Register does not provide conclusive evidence that an entity is not subject to Insolvency Proceedings.~~

~~6.3~~	~~I do not express any opinion on the Underwriting Agreement.~~

6	~~7~~ Reliance

6.1	~~7.1~~ This opinion is an exhibit to the Registration Statement and may be relied upon for the purpose of the Registration. It may not be supplied, and its contents or existence may not be disclosed, to any person other than as an Exhibit to (and therefore together with) the Registration Statement and may not be relied upon for any purpose other than the Registration.

6.2	~~7.2~~ Each person relying on this opinion agrees, in so relying, that only De Brauw shall have any liability in connection with this opinion, ~~that~~and that, except as otherwise required by the Securities Act, the agreement in this paragraph ~~7.2~~6.2 and all liability and other matters relating to this opinion shall be governed exclusively by Dutch law ~~and that the Dutch courts shall have exclusive jurisdiction to settle any dispute relating to this opinion~~.

[1]	“Nonassessable” has no equivalent legal term under Dutch law and for the purpose of this opinion, “nonassessable” referred to in paragraph 5, means that ~~the Issuer~~no person has ~~no~~a right to require the holder of any Share to pay it any amount in addition to the amount required for the share to be fully paid~~, solely as a result of his shareholdership~~ (for the avoidance of doubt, without prejudice to claims based on tort (onrechtmatige daad)).

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6.3	~~7.3~~ The Issuer may:

(a)	file this opinion as an exhibit to the Registration Statement; and

(b)	refer to De Brauw giving this opinion under the heading “Legal Matters” in the prospectus included in the Registration Statement.

The previous sentence is no admittance from me (or De Brauw) that I am (or De Brauw is) in the category of persons whose consent for the filing and reference in that paragraph is required under Section 7 of the Securities Act or any rules or regulations of the SEC promulgated under it.

Yours faithfully, De Brauw Blackstone Westbroek N.V.

J.J.J. Schutte

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Annex A – Definitions

In this opinion:

“Board Certificate” means the certificate dated the date of this opinion attached to this opinion as Annex B.

“Chamber of Commerce” means the Chamber of Commerce and Industry (kamer van koophandel en fabrieken) of the place where the Issuer has its ~~corporate seat~~principal place of business.

“Corporate Resolution” means each of:

~~(a)~~	~~an extract from the minutes of the meeting of the Issuer’s management board dated 19 May 2010;~~

~~(b)~~	~~an extract from the minutes of the meeting of the Issuer’s supervisory board dated 19 May 2010;~~

(a)	~~(c)~~ a written resolution of the Issuer’s shareholders dated [— – date prior to effective date] 2010; and

(b)	~~(d)~~ a written resolution of the Issuer’s board of directors (bestuur) dated [—~~] 2010; and~~ – date prior to effective date] 2010.

~~(e)~~	~~a written resolution of the Issuer’s pricing committee dated [—].~~

“De Brauw” means De Brauw Blackstone Westbroek N.V.

“Deed of Issue” means ~~the draft, dated [—] 2010,~~each of a ~~deed~~maximum of four deeds of issue ~~to be dated [—] 2010~~ between the Issuer and the other persons named in it ~~relating to~~providing for the ~~issuance~~issue of the Shares.

~~“Shares” means the [—] new registered ordinary shares, nominal value of EUR 0.20 each, in the Issuer’s share capital.~~

~~“Insolvency Proceedings” means insolvency proceedings as defined in Article 2(a) of Council Regulation (EC) No 1346/2000 of 29 May 2000 on insolvency proceedings.~~

“Issuer” means NXP Semiconductors N.V., with corporate seat in Eindhoven~~, the Netherlands~~.

“Pricing Committee Resolution” means each of:

(a)	a written resolution of the Issuer’s pricing committee determining the offer price of the Shares and the number of Shares to be issued; and

(b)	a maximum of three written resolutions of the Issuer’s pricing committee determining the number of Shares to be issued in addition to the number of Shares referred to in paragraph (a) above,

“Registration” means the registration of the Shares with the SEC under the Securities Act.

“Registration Statement” means the registration statement on form F-1 (Registration No. 333-166128) in relation to the Registration ~~as posted on~~to be filed with the SEC ~~website~~ on the date hereof (excluding any documents incorporated by reference in it and any exhibits to it).

“SEC” means the U.S. Securities and Exchange Commission.

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“Securities Act” means the U.S. Securities Act of 1933, as amended.

“Shareholders Register” means the Issuer’s shareholders’ register.

“Shares” means a maximum of 70,000,000 registered ordinary shares, nominal value of EUR 0.20 each, in the Issuer’s capital, to be issued by the Issuer pursuant to the Corporate Resolutions and each Pricing Committee Resolution for an offer price of at least USD 17.00.

“Trade Register Extract” means a Trade Register extract relating to the Issuer provided by the Chamber of Commerce and dated ~~[—] 2010.~~the date hereof.

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Annex B – Board Certificate

THE UNDERSIGNED:

(1)	Richard Lynn Clemmer (Chief Executive Officer),

(2)	Sir Peter Bonfield (Chairman, non executive director)

(3)	Johannes Peter Huth (vice-chairman, non executive director),

(4)	Nicolas François Louis Cattelain (non executive director),

(5)	Eric Paul Coutinho (non executive director),

(6)	Egon Durban (non executive director),

(7)	Ian Kimball Loring (non executive director),

(8)	Michel Plantevin (non executive director), and

(9)	Richard Charles Wilson (non executive director),

acting in their capacity as members of the board (the “Board”) of NXP Semiconductors N.V., a limited liability company with corporate seat in Eindhoven, the Netherlands and having its address at High Tech Campus 60, 5656 AG Eindhoven, the Netherlands (the “Company”) and together forming the entire Board of the Company,

WHEREAS:

(a)	The Company intends to offer and issue up to 70,000,000 ordinary shares in the share capital of the Company (the “Shares”) in an offering as described in the registration statement with registration number 333-166128 (the “Registration Statement”) and to register the Shares with the Securities and Exchange Commission. It is proposed that the offer price of the Shares will be at least USD 17.00 per Share. In connection herewith, the Company has applied for admission to listing and trading of the Shares on the NASDAQ Global Market.

(b)	This is a Board Certificate as referred to in the opinion from Blackstone Westbroek N.V. (“De Brauw”) dated the date hereof (the “Opinion”).

(c)	All capitalised terms used but not defined in this Board Certificate shall have the meaning as set forth in the Opinion.

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CERTIFY:

7	Documents (including resolutions)

(a)	Each copy document (including each Corporate Resolution and the Shareholders Register) and each form of document (including each Deed of Issue and each Pricing Committee Resolution) delivered to De Brauw as an attachment to the e-mail to which an executed copy of this Board Certificate was attached, is a correct and complete copy of the original; and

(b)	unless a contrary indication appears, that original remains in full force and effect without modification as at the date of this Board Certificate.

8	Company

(a)	Each Corporate Resolution and each Pricing Committee Resolution meets, respectively will meet, in view of inter alia the manner in which they were, respectively will be, adopted, the standards of reasonableness and fairness (redelijkheid en billijkheid).

(b)	The Company is not subject to any bankruptcy proceedings, suspension of payments, emergency measures, other insolvency proceedings as defined in Article 2(a) of Council Regulation (EC) No 1346/2000 of 29 May 2000 on insolvency proceedings or other laws relating to or affecting the rights of creditors.

AND UNDERTAKE:

(a)	That each Pricing Committee Resolution will be adopted in the form delivered to De Brauw as an attachment to the e-mail to which an executed copy of this Board Certificate was attached, and that each Pricing Committee Resolution will be signed by the persons named therein.

(b)	Not to withdraw or amend, or procure to withdraw or amend, any Corporate Resolution or any Pricing Committee Resolution.

(c)	That no shares in the capital of the Company other than Shares will be issued until the last closing date.

RELIANCE:

De Brauw may rely on this Board Certificate (without personal liability for the undersigned).

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IN EVIDENCE WHEREOF:

this certificate was signed in the manner set out below.

~~“Underwriting Agreement” means the underwriting agreement dated [—] 2010 between the Issuer and the underwriters named in it.~~

By:

Name:	R.L. Clemmer
Date:

Name:	P. Bonfield
Date:

Name:	J.P. Huth
Date:

Name:	N.F.L. Cattelain
Date:

Name:	E.P. Coutinho
Date:

Name:	E. Durban
Date:

Name:	I.K. Loring
Date:

Name:	M. Plantevin
Date:

Name:	R.C. Wilson
Date:

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